Exit, Disposal And Restructuring Activities (2009 Actions Net Charges For Exit Disposal And Transformation Action And Related Reserve Status) (Details) (Restructuring 2009 Actions [Member], USD $)
In Millions
	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Exit, disposal and other costs recognized during period			$ 120
Charges recognized in discontinued operations			16
Non-cash charges		(3)	(2)
Cash payments	(10)	(55)	(37)
Accrued costs, beginning balance	25	97
Change in estimate	(6)	(12)
Foreign exchange impacts	1	(2)
Accrued costs, ending balance	10	25	97
Employee Termination And Other Benefits [Member]
Exit, disposal and other costs recognized during period			101
Charges recognized in discontinued operations			13
Non-cash charges		(3)
Cash payments	(10)	(53)	(23)
Accrued costs, beginning balance	22	91
Change in estimate	(6)	(11)
Foreign exchange impacts	1	(2)
Accrued costs, ending balance	7	22	91
IT And Other Costs [Member]
Exit, disposal and other costs recognized during period			19
Charges recognized in discontinued operations			3
Non-cash charges			(2)
Cash payments		(2)	(14)
Accrued costs, beginning balance		6
Change in estimate		(1)
Accrued costs, ending balance	$ 3	$ 3	$ 6